                                  THE CRM FUNDS
================================================================================

                    FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                             DECEMBER 31, 2000
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

For the twelve month period ending December 31, 2000, the Investor Shares of CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund provided total returns of 18.04%, 15.65%* and 18.28%, respectively. These results compare to -3.02%, -2.33%* and -7.79% returns for the Russell 2000 Index, Russell Mid Cap Index and Russell 1000 Index, respectively.

The year 2000 proved to be one of the most volatile and telling years in the stock market for quite some time. For investors who abandoned conventional wisdom in favor of the speculative momentum of technology stocks, in particular, the stocks of Internet companies, the lessons were swift and painful. The NASDAQ Index ended the year down 39%, its largest decline in history and the largest annual decline for one of the three major indices since the Great Depression in 1931 when the S&P 500 Index dropped 47%. The implosion of the dot-com bubble, widespread earnings announcements short of investor expectations and continued declining demand for personal computers put tremendous downward pressure on all areas of the technology sector.

Overall, the sale of new securities declined for the first time since 1994, following a sell-off in global markets and losses in junk bonds. The rate of initial public offerings in December was the slowest since 1987. The economy has shown clear signs of slowing and towards the end of the year expanded at its slowest pace in four years. Manufacturing slowed to its lowest point since the end of the 1990-1991 recession, as orders and production declined. New vehicle sales have slowed to their lowest rate since March of 1998, and retailers struggled with a holiday season that was paltry in comparison to recent years. Combining the tech wreck with a slowing economy, mixed earnings reports and a seemingly endless debate over who will be the next President, investors were left shell-shocked.

Amid this volatility it became clear what is important to investors over the long term. Beginning in the early spring and accelerating through the fourth quarter, investors returned to companies that have demonstrated earnings power and are inexpensive relative to their own trading history as well as the market as a whole. Thus, value oriented stocks returned to favor and were the overwhelmingly clear choice over growth oriented stocks in 2000.

Transactions in the CRM SMALL CAP VALUE FUND were not as active in the fourth quarter as the second or third on the merger and acquisition front. Only one portfolio company, Western Resources, was involved in a transaction. Despite this lack of merger and acquisition activity, several of our portfolio holdings still had good fourth quarter performance. For example, the stock of First Health, Choicepoint, and Everest Re appreciated 45%, 40%, and 50%, respectively. This is a reminder that as "bottom-up" stock pickers rather than market timers we often do not know when we will actually be rewarded for our efforts. It is also noteworthy that two other large contributors to the fund's performance were technology companies, Great Plains Software and Artesyn Technologies. Interestingly, our picks in the technology sector yielded positive returns despite the NASDAQ Index declining -30% during the quarter. Again, we view this as a testament to our qualitative, research intensive, stock picking approach.

We made a number of new purchases during the quarter, including Emmis Broadcasting, Ann Taylor Stores and Perot Systems. Emmis is a leading nationwide radio broadcaster whose stock plummeted from $60 to $20 per share as investors became convinced that a slowing economy would depress radio advertising. Having met with man-


                                                                   THE CRM FUNDS
agement frequently throughout the year and gained increasing comfort, we used this stock price decline to initiate positions at five-year valuation lows. Ann Taylor Stores' has been a staple for better quality women's clothes for over a decade. Unfortunately, four seasons a year requires four perfectly executed merchandising decisions. Ann Taylor Stores poor execution in this year's fourth quarter has caused weaker than expected sales and the opportunity to buy this stock at a discount. Perot Systems is a leading technology outsourcing and consulting company. Founded by Ross Perot after his non-compete contract expired with Electronic Data Systems ("EDS"), the company appears to be a replica of EDS with some similar growth characteristics, yet the stock is trading at half the multiple of EDS. With earnings on the rebound, a stock buyback in place, and $2.50 per share in cash we think this $9 stock has an excellent risk/reward profile.

During the fourth quarter CRM MID CAP VALUE FUND benefited from the market's rotation out of technology stocks into value oriented investments. Specifically, our continued emphasis on utilities and energy/convergence stocks helped performance. NiSource, which recently purchased Columbia Gas, rose 27% as investors began to understand management's ability to leverage Columbia's asset base. Excelon, the merged PECO and Unicom, rose 18% following management's increased earnings expectations for 2001.

Natural gas is in short supply due to a strong economy and increased demand from electricity generation. It does not appear as though supply will be able to meet demand for the next 12-18 months. This has been reflected in natural gas prices, which have increased more than 200% since June. From a valuation stand point, and for the first time that we can recollect, publicly traded natural gas companies are currently trading at 50-100% discounts to private market values. During the last two quarters we have leveraged our knowledge in these areas and made successful investments in three natural gas companies and one coal company. On the natural gas side, Burlington Resources, Alberta Energy, and Coastal Corporation, have seen their share prices increase 40%, 21%, and 19%, respectively, during this period.

We continue to find interesting company specific and industry wide restructuring opportunities. Two such recent purchases are Millipore Corporation and Air Products and Chemicals. Millipore announced plans for an IPO and a spin off of its microelectronics business to shareholders. We believe that this business has been masking the superior growth and margin expansion story that exists in the remaining life science business, which supplies filters and screening tools for the biotechnology industry. Air Products and Chemicals, one of the largest industrial gas companies in the world, should benefit from the industrial gas industry's new emphasis on capital allocation. After a failed attempt to consolidate the industry, the five largest industrial gas companies have reduced capital spending and changed employee incentives to focus on higher returns on capital. Three of the five companies, including Air Products, have new CEO's which should also help bring some pricing discipline to the business.

Clearly, this has been an extraordinary year for the CRM Mid Cap Value Fund. Our bottom-up investment style identified companies undergoing change in industries that substantially outperformed other segments of the market. These industries included pipelines, utilities, natural gas, property and casualty insurance, savings and loans, and educational publishing. Unlike many other investors, we did not believe that the valuations of technology stocks justified the business prospects, despite the perceived growth rates. We try to remain fluid to what is happening in the marketplace and are therefore beginning to find today's technology valuations a bit more appealing.

CRM LARGE CAP VALUE FUND performed well in this environment due in part to a relatively minor exposure to technology stocks. The portfolio also benefited from significant positions in financial services stocks and other industries that are generally considered "defensive" in periods of economic contractions, such as utilities, tobacco and consumer staples. As investor focus has moved towards the probability of declining interest rates, Washington Mutual and Masco Corporation were the largest contributors to the fund's performance. Philip Morris also performed very well, due to both its recession resistant nature and the change of administrations in Washington. Underscoring our traditional emphasis on catalysts for change, Minnesota Mining & Manufacturing was a top performer, following the announcement of a new CEO recruited from General Electric.

We continue to emphasize a defensive approach to investing by adding to our positions in Freddie Mac, Fannie Mae, and McDonalds. We have cautiously begun to step up our exposure to the deep cyclical industries by purchasing stock in Dow Chemical and Target Stores. These industries appear to have bottomed out, and the stocks


                                                                   THE CRM FUNDS
should respond favorably to the prospects of a change in Federal Reserve policy. Noteworthy sales during the quarter included Boeing, which reached our price target, and Associates First, which was acquired by Citigroup.

We continue to have a broadly diversified portfolio that was well positioned for the slowing economic conditions that emerged in the fourth quarter. We maintain our concentrations in the financial and utility sectors. Utilities have benefited from the softer economic climate, and deregulation has created a number of growth opportunities for those companies that are innovative and well managed. Within the financial sector, we have de-emphasized commercial banks due to prospects for mounting credit problems. Instead, we have focused on the property/casualty insurance industry, where a long price war has ended, and on companies with low risk residential loan portfolios such as Washington Mutual, Fannie Mae and Freddie Mac.

The CRM Large Cap Value Fund significantly outperformed its benchmarks during the year 2000. This was due to many of the same factors that contributed to fourth quarter results: avoidance of speculative sectors of the market, focus on neglected areas, seeking evidence of corporate and industrial change, and the early identification of improving prospects for specific companies and industries. Our top contributors over the course of the year illustrated a number of these elements. Nabisco Holdings and Reliastar were both undervalued companies with sound businesses in consolidating industries. Both were acquired as a result of the public market's failure to value them appropriately. Enron and Excelon are key beneficiaries of the changes taking place in the deregulating utility market. In the cases of Washington Mutual and Boeing, we identified improving prospects while the consensus was still focussed on past challenges. Both of these companies are industry leaders with dominant franchises. Philip Morris was undervalued due to investor preoccupation with high growth technology sectors. When overall economic growth prospects dimmed, the company's consistent double-digit earnings growth and leading industry position were once again recognized.

In spite of very good stock price performance, most of our holdings still sell at very attractive valuations.

We thank you for your continued support and look forward to a successful 2001. While the economic and market outlook will always have uncertainties, we expect that disciplined application of our value-based philosophy will produce competitive returns.


Sincerely,

The CRM Funds


          /s/ Ronald H. McGlynn                     /s/ Robert J. Christian

          Ronald H. McGlynn                         Robert J. Christian
          President and CEO                         President
          Cramer Rosenthal McGlynn, LLC             WT Mutual Fund






*    Since September 20, 2000 (commencement of operations) through December 31,
     2000.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                                                                   THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2000
================================================================================

                                                                    SMALL CAP          MID CAP         LARGE CAP
                                                                    VALUE FUND        VALUE FUND       VALUE FUND
                                                                    ----------        ----------       ----------
ASSETS
       Investment in Series, at value ..........................    $213,807,393     $35,308,300      $7,507,561
       Organizational costs (Note 2) ...........................              --          11,730              --
       Other assets ............................................          17,164             390             329
                                                                    ------------     -----------      ----------
Total assets ...................................................     213,824,557      35,320,420       7,507,890
                                                                    ------------     -----------      ----------

LIABILITIES
       Accrued expenses and other liabilites ...................         119,001          21,792          28,987
                                                                    ------------     -----------      ----------
Total liabilities ..............................................         119,001          21,792          28,987
                                                                    ------------     -----------      ----------
NET ASSETS .....................................................    $213,705,556     $35,298,628      $7,478,903
                                                                    ============     ===========      ==========
COMPONENTS OF NET ASSETS
       Paid in Capital .........................................    $185,324,754     $27,451,237      $6,813,701
       Undistributed net investment income .....................         949,388          15,313          14,830
       Accumulated net realized gain (loss) ....................       5,216,410         853,225        (990,850)
       Net unrealized appreciation on investments ..............      22,215,004       6,978,853       1,641,222
                                                                    ------------     -----------      ----------
NET ASSETS .....................................................    $213,705,556     $35,298,628      $7,478,903
                                                                    ============     ===========      ==========
NET ASSETS BY SHARE CLASS
       Investor Shares .........................................    $ 84,341,166     $ 3,073,899      $7,478,903
       Institutional Shares ....................................     129,364,390      32,224,729              --
                                                                    ------------     -----------      ----------
                                                                    $213,705,556     $35,298,628      $7,478,903
                                                                    ============     ===========      ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
     ($0.01 par value, unlimited authorized shares)
       Investor Shares .........................................       4,761,347         186,433         592,924
       Institutional Shares ....................................       7,188,451       1,953,376              --

NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
       Investor Shares .........................................          $17.71          $16.49          $12.61
       Institutional Shares ....................................          $18.00          $16.50              --


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2000
================================================================================

                                                                     SMALL CAP         MID CAP         LARGE CAP
                                                                     VALUE FUND       VALUE FUND       VALUE FUND
                                                                     ----------       ----------       ----------
INVESTMENT INCOME
       Investment income from Series ...........................    $  2,349,775     $   208,024       $  71,326
       Expenses from Series ....................................        (854,181)       (120,622)        (28,091)
                                                                    ------------     -----------       ---------
          Net investment income from Series ....................       1,495,594          87,402          43,235
                                                                    ------------     -----------       ---------
EXPENSES
       Shareholder services--Investor Shares ...................          94,082             551           9,614
       Administration fees .....................................          17,806          17,806          17,806
       Transfer agent services .................................          59,141           7,461           9,182
       Professional services ...................................           8,381          33,211           8,193
       Registration fees .......................................          17,175          22,965          16,994
       Accounting services .....................................          17,807          13,857           8,903
       Custody fees ............................................           1,322           2,576           1,616
       Trustee fees and expenses ...............................           2,643           2,643           2,643
       Amortization of organizational costs ....................           4,381           3,270              --
       Printing ................................................          36,969           2,729           4,654
       Miscellaneous ...........................................          18,089           2,748           2,385
                                                                    ------------     -----------       ---------
Total expenses .................................................         277,796         109,817          81,990
       Fees waived (Note 4) ....................................          (1,025)        (96,115)        (53,606)
                                                                    ------------     -----------       ---------
       Net expenses ............................................         276,771          13,702          28,384
                                                                    ------------     -----------       ---------
NET INVESTMENT INCOME ..........................................       1,218,823          73,700          14,851
                                                                    ------------     -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
       Net realized gain (loss) from investments ...............       8,756,431         995,509         (18,106)
       Net change in unrealized appreciation
          of investments .......................................      16,166,487       5,514,577         708,998
                                                                    ------------     -----------       ---------
Net realized and unrealized gain on investments ................      24,922,918       6,510,086         690,892
                                                                    ------------     -----------       ---------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .................................     $26,141,741      $6,583,786        $705,743
                                                                    ============     ===========       =========


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                         SMALL CAP VALUE FUND
                                                                                      --------------------------
                                                                                       SIX-MONTH
                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,   YEAR ENDED
                                                                                          2000        JUNE 30,
                                                                                       (UNAUDITED)      2000+
                                                                                      ------------  ------------
NET ASSETS--BEGINNING OF PERIOD ................................................      $173,912,895  $184,857,401
                                                                                      ------------  ------------
OPERATIONS
     Net investment income (loss) ..............................................         1,218,823    (1,185,786)
     Net realized gain from investments ........................................         8,756,431    34,576,089
     Net change in unrealized appreciation (depreciation) of investments .......        16,166,487   (19,368,774)
                                                                                      ------------  ------------
        Net increase in net assets resulting from operations ...................        26,141,741    14,021,529
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income--Investor Shares ....................................          (106,831)           --
     Net investment income--Institutional Shares ...............................          (162,604)           --
     Net realized gain on investments--Investor Shares .........................        (3,638,546)           --
     Net realized gain on investments--Institutional Shares ....................        (5,538,096)           --
                                                                                      ------------  ------------
        Total distributions to shareholders ....................................        (9,446,077)           --
                                                                                      ------------  ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares--Investor Shares ...........................................        12,331,261    11,975,007
     Sale of shares--Institutional Shares ......................................        18,729,318    26,188,988
     Reinvestment of distributions--Investor Shares ............................         3,621,754            --
     Reinvestment of distributions--Institutional Shares .......................         5,106,496            --
     Redemptions of shares--Investor Shares ....................................        (7,427,821)  (43,002,583)
     Redemptions of shares--Institutional Shares ...............................        (9,264,011)  (20,127,447)
                                                                                      ------------  ------------
        Net increase (decrease) from capital share transactions ................        23,096,997   (24,966,035)
                                                                                      ------------  ------------
        Total increase (decrease) in net assets ................................        39,792,661   (10,944,506)
                                                                                      ------------  ------------
NET ASSETS--END OF PERIOD ......................................................      $213,705,556  $173,912,895
                                                                                      ============  ============
Undistributed net investment income ............................................      $    949,388  $         --
                                                                                      ============  ============
CAPITAL SHARE TRANSACTIONS                                                               SHARES        SHARES
                                                                                      ------------  ------------
     Sale of shares--Investor Shares ...........................................           703,961       796,812
     Sale of shares--Institutional Shares ......................................         1,051,704     1,698,030
     Reinvestment of distributions--Investor Shares ............................           218,837            --
     Reinvestment of distributions--Institutional Shares .......................           303,597            --
     Redemptions of shares--Investor Shares ....................................          (425,881)   (2,876,719)
     Redemptions of shares--Institutional Shares ...............................          (509,159)   (1,316,498)
                                                                                      ------------  ------------
        Net increase (decrease) in shares ......................................         1,343,059    (1,698,375)
                                                                                      ============  ============


+    Reflects operating history of predecessor mutual fund (see note 5).


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                          MID CAP VALUE FUND
                                                                                      --------------------------
                                                                                       SIX-MONTH
                                                                                      PERIOD ENDED
                                                                                       DECEMBER 31,   YEAR ENDED
                                                                                          2000        JUNE 30,
                                                                                       (UNAUDITED)      2000+
                                                                                       -----------   -----------
NET ASSETS--BEGINNING OF PERIOD ................................................       $18,573,031   $ 9,886,686
                                                                                       -----------   -----------
OPERATIONS
     Net investment income .....................................................            73,700        54,207
     Net realized gain from investments ........................................           995,509     1,394,272
     Net change in unrealized appreciation of investments ......................         5,514,577       620,737
                                                                                       -----------   -----------
     Net increase in net assets resulting from operations ......................         6,583,786     2,069,216
                                                                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income--Investor Shares ....................................            (4,612)           --
     Net investment income--Institutional Shares ...............................           (98,929)      (20,710)
     Net realized gain on investments--Investor Shares .........................           (45,991)           --
     Net realized gain on investments--Institutional Shares ....................          (986,506)           --
                                                                                       -----------   -----------
        Total distributions to shareholders ....................................        (1,136,038)      (20,710)
                                                                                       -----------   -----------
CAPITAL SHARE TRANSACTIONS
     Sale of shares--Investor Shares ...........................................         2,802,268            --
     Sale of shares--Institutional Shares ......................................         9,111,198    12,620,733
     Reinvestment of distributions--Investor Shares ............................            50,540            --
     Reinvestment of distributions--Institutional Shares .......................           978,424        20,705
     Redemptions of shares--Investor Shares ....................................                --            --
     Redemptions of shares--Institutional Shares ...............................        (1,664,581)   (6,003,599)
                                                                                       -----------   -----------
        Net increase from capital share transactions ...........................        11,277,849     6,637,839
                                                                                       -----------   -----------
        Total increase in net assets ...........................................        16,725,597     8,686,345
                                                                                       -----------   -----------
NET ASSETS--END OF PERIOD ......................................................       $35,298,628   $18,573,031
                                                                                       ===========   ===========
Undistributed net investment income ............................................       $    15,313   $    45,154
                                                                                       ===========   ===========
CAPITAL SHARE TRANSACTIONS                                                               SHARES         SHARES
                                                                                       -----------   -----------
     Sale of shares--Investor Shares ...........................................           183,123            --
     Sale of shares--Institutional Shares ......................................           598,346     1,128,182
     Reinvestment of distributions--Investor Shares ............................             3,310            --
     Reinvestment of distributions--Institutional Shares .......................            64,033         2,002
     Redemptions of shares--Investor Shares ....................................                --            --
     Redemptions of shares--Institutional Shares ...............................          (111,266)     (616,031)
                                                                                       -----------   -----------
        Net increase in shares .................................................           737,546       514,153
                                                                                       ===========   ===========

+    Reflects operating history of predecessor mutual fund (see note 5).


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                         LARGE CAP VALUE FUND
                                                                                      --------------------------
                                                                                        SIX-MONTH
                                                                                      PERIOD ENDED
                                                                                       DECEMBER 31,  YEAR ENDED
                                                                                          2000        JUNE 30,
                                                                                       (UNAUDITED)      2000+
                                                                                       -----------  ------------
NET ASSETS--BEGINNING OF PERIOD ................................................       $ 7,941,373  $ 30,935,706
                                                                                       -----------  ------------

OPERATIONS
     Net investment income .....................................................            14,851         5,873
     Net realized loss from investments ........................................           (18,106)     (972,764)
     Net change in unrealized appreciation (depreciation) of investments .......           708,998    (2,227,093)
                                                                                       -----------  ------------
     Net increase (decrease) in net assets resulting from operations ...........           705,743    (3,193,984)
                                                                                       -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income--Investor Shares ....................................            (5,865)       (2,292)
     Net realized gain on investments--Investor Shares .........................                --      (140,234)
                                                                                       -----------  ------------

                  Total distributions to shareholders ..........................            (5,865)     (142,526)
                                                                                       -----------  ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares--Investor Shares ...........................................         1,190,724     2,617,238
     Reinvestment of distributions--Investor Shares ............................             5,726       138,957
     Redemptions of shares--Investor Shares ....................................        (2,358,798)  (22,414,018)
                                                                                       -----------  ------------
        Net decrease from capital share transactions ...........................        (1,162,348)  (19,657,823)
                                                                                       -----------  ------------
        Total decrease in net assets ...........................................          (462,470)  (22,994,333)
                                                                                       -----------  ------------
NET ASSETS--END OF PERIOD ......................................................       $ 7,478,903   $ 7,941,373
                                                                                       ===========   ===========

Undistributed net investment income ............................................       $    14,830   $     5,844
                                                                                       ===========   ===========
CAPITAL SHARE TRANSACTIONS                                                               SHARES         SHARES
                                                                                       -----------  ------------
     Sale of shares--Investor Shares ...........................................           100,257       244,609
     Reinvestment of distributions--Investor Shares ............................               466        13,221
     Redemptions of shares--Investor Shares ....................................           (33,735)   (2,117,083)
                                                                                       -----------  ------------
        Net increase (decrease) in shares ......................................            66,988    (1,859,253)
                                                                                       ===========   ===========


+    Reflects operating history of predecessor mutual fund (see note 5).


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                   SMALL CAP VALUE FUND -- INVESTOR SHARES
                                         ------------------------------------------------------------------------------------------
                                         PERIOD ENDED
                                         DECEMBER 31,     YEAR ENDED    PERIOD ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           2000(g)         JUNE 30,       JUNE 30,     SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
                                         (UNAUDITED)        2000+         1999(b)+         1998+           1997+        1996(a)+
                                         -----------      ----------    ------------   -------------   -------------  -------------
Net asset value--Beginning
     of Period ........................   $ 16.26          $ 14.94       $  13.61       $  17.68        $  13.71        $  10.00
                                          -------          -------       --------       --------        --------        --------
Investment operations
     Net investment income (loss) .....      0.10            (0.13)         (0.02)         (0.06)          (0.06)          (0.02)
     Net realized and unrealized
       gain (loss) on investments .....      2.18             1.45           1.35          (3.15)           4.89            3.73
                                          -------          -------       --------       --------        --------        --------
Total from investment operations ......      2.28             1.32           1.33          (3.21)           4.83            3.71
                                          -------          -------       --------       --------        --------        --------
Distributions to shareholders
     From net investment income .......     (0.02)              --             --             --              --            --(c)
     From net realized gain on
       investments ....................     (0.81)              --             --          (0.84)          (0.86)             --
     Return of capital ................        --               --           --(c)         (0.02)            --               --
                                          -------          -------       --------       --------        --------        --------
Total distributions to shareholders ...     (0.83)              --             --          (0.86)          (0.86)             --
                                          -------          -------       --------       --------        --------        --------
Net asset value--End of Period ........   $ 17.71          $ 16.26       $  14.94       $  13.61        $  17.68        $  13.71
                                          =======          =======       ========       ========        ========        ========
TOTAL RETURN ..........................    14.41%(d)(f)      8.84%          9.80%(d)    (18.81)%          37.14%          37.15%
Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including
       reimbursement/waiver ...........     1.35%(e)(f)      1.42%(f)       1.42%(e)       1.38%           1.50%           1.49%
     Expenses, excluding
       reimbursement/waiver ...........     1.35%(e)(f)      1.42%(f)       1.46%(e)       1.38%           1.50%           1.98%
     Net investment loss, including
       reimbursement/waiver ...........     1.14%(e)(f)    (0.88)%(f)     (0.16)%(e)     (0.34)%          (0.56)%        (0.40)%
Portfolio turnover rate ...............       60%(d)(f)        96%(f)         64%(d)         57%(d)           99%           111%
Net assets at end of period
     (000's omitted) ..................   $84,341          $69,351       $ 94,806       $130,929        $144,001        $ 45,385

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the year October 1, 1995 (commencement of operations) through September 30, 1996.
(b)  For the period October 1, 1998 through June 30, 1999.
(c)  Less than $0.01 per share.
(d)  Not Annualized.
(e)  Annualized.
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(g)  For the six-month period ended December 31, 2000.


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                    MID CAP VALUE FUND -- INVESTOR SHARES
                                                                    -------------------------------------
                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                                  2000(a)
                                                                                (UNAUDITED)
                                                                               ------------
Net asset value--Beginning of Period ...........................                $  14.84
                                                                                --------
Investment operations
     Net investment income .....................................                    0.02
     Net realized and unrealized gain on investments ...........                    2.26
                                                                                --------
Total from investment operations ...............................                    2.28
                                                                                --------
Distributions to shareholders
     From net investment income ................................                   (0.06)
     From net realized gain on investments .....................                   (0.57)
                                                                                --------
Total distributions to shareholders ............................                   (0.63)
                                                                                --------
Net asset value--End of Period .................................                $  16.49
                                                                                ========
Total Return ...................................................                  15.68%(b)(d)

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver ..................                   1.50%(c)(d)
     Expenses, excluding reimbursement/waiver ..................                   4.17%(c)(d)
     Net investment income, including reimbursement/waiver .....                   0.43%(c)(d)
Portfolio turnover rate ........................................                     73%(b)(d)
Net assets at end of period (000's omitted) ....................                $  3,074



(a) For the period September 20, 2000 (commencement of operations) through December 31, 2000.
(b)  Not Annualized
(c)  Annualized
(d) The ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                        LARGE CAP VALUE FUND -- INVESTOR SHARES
                                                        -------------------------------------------------------------------
                                                         PERIOD ENDED
                                                         DECEMBER 31,       YEAR ENDED      PERIOD ENDED      PERIOD ENDED
                                                            2000(g)          JUNE 30,         JUNE 30,        SEPTEMBER 30,
                                                          (UNAUDITED)          2000+          1999(b)+          1998(a)+
                                                         ------------       ----------      ------------      -------------
Net asset value--Beginning of Period.................     $11.63             $12.17           $ 10.02           $ 10.00
                                                          ------             ------           -------           -------
Investment operations
     Net investment income...........................       0.02               --(c)             0.06              0.01
     Net realized and unrealized gain (loss)
       on investments................................       0.97              (0.37)             2.16              0.01
                                                          ------             ------           -------           -------
Total from investment operations.....................       0.99              (0.37)             2.22              0.02
                                                          ------             ------           -------           -------
Distributions to shareholders
     From net investment income......................     (0.01)              --(c)            (0.06)               --
     From net realized gain on investments...........        --              (0.17)            (0.01)               --
                                                          ------             ------           -------           -------
Total distributions to shareholders..................     (0.01)             (0.17)            (0.07)               --
                                                          ------             ------           -------           -------
Net asset value--End of Period.......................     $12.61             $11.63           $ 12.17           $ 10.02
                                                          ======             ======           =======           =======

Total Return.........................................      8.51%(d)(f)        (2.85)%          22.16%(d)          0.20%(d)

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver........      1.50%(e)(f)        1.44%(f)          1.50%(e)          1.50%(e)
     Expenses, excluding reimbursement/waiver........      2.87%(e)(f)        2.35%(f)          1.92%(e)          3.95%(e)
     Net investment income, including
       reimbursement/waiver..........................      0.35%(e)(f)        0.05%(f)          0.63%(e)          1.78%(e)
Portfolio turnover rate..............................        59%(d)(f)         136%(f)            56%(d)             7%(d)
Net assets at end of period (000's omitted)..........     $7,479             $7,941           $30,936           $10,668

+ Effective November 1, 1999, The CRM Funds - Large Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998.
(b)  For the period October 1, 1998 through June 30, 1999.
(c)  Less than $0.01 per share.
(d)  Not Annualized.
(e)  Annualized.
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(g)  For the six-month period ended December 31, 2000.


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund, CRM Mid Cap Value Fund, and CRM Large Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

     The Funds currently offer two classes of shares: Investor Shares and Institutional Shares. Information regarding the Institutional Shares is included in a separate shareholder report.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     Information presented for periods prior to November 1, 1999, for the Funds reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Fund's investment in the Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

     CAPITAL LOSS CARRYFORWARDS. CRM Large Cap Value Fund had capital loss carryforward of $956,378 which expires on June 30, 2008.

     DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Funds have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Fund commenced operations.


                                                                   THE CRM FUNDS

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

     INVESTMENT INCOME. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders of the Funds are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period July 1, 2000 through December 31, 2000, contributions to and withdrawals from the Series were as follows:

                                                      SMALL CAP VALUE      MID CAP VALUE      LARGE CAP VALUE
                                                           FUND                FUND                 FUND
                                                      ---------------      -------------      ---------------
   Contributions .....................................  $31,056,050         $12,001,559         $1,221,188
   Withdrawls ........................................  (17,663,359)         (1,840,228)        (2,599,867)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     WT Funds' Board of Trustees has adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Funds pay shareholder servicing agents, including CRM up to 0.25% of the average daily net assets of the Investor Share class of the Small Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund attributable to accounts for which they provide shareholder services.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Funds.

     PFPC also serves as transfer agent and dividend disbursing agent of the Funds pursuant to a separate Transfer Agency Agreement with the Company on behalf of the Funds.

     CRM has agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.50% of each Fund's Investor Shares average daily net assets. These undertakings will remain in place until the Board of Trustees approves their termination.


                                                                   THE CRM FUNDS

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
================================================================================

5. FUND MERGER. Effective November 1, 1999, the CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the "CRM Funds") acquired all of the assets and assumed all of the liabilities of the The CRM Funds - Small Cap Value Fund, The CRM Funds - Mid Cap Value Fund and The CRM Funds
     - Large Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of the respective Fund equal to the number and aggregate net asset value of their shares in the Predecessor Funds.

     The Reorganizations were treated as non-taxable events and accordingly the CRM Funds' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                                            NET UNREALIZED
                                                                        NET ASSETS    APPRECIATION (DEPRECIATION)
                                                                       -------------  ----------------------------
          The CRM Funds - Small Cap Value Fund                          $158,932,951          $(2,022,593)
          The CRM Funds - Mid Cap Value Fund                              12,256,419             (501,458)
          The CRM Funds - Large Cap Value Fund                            10,404,693               44,276

     The Predecessor Funds' investment objectives, policies and limitations were identical to those of the respective CRM Funds, which had no operations prior to November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the CRM Funds.


                                                                   THE CRM FUNDS

                 (This page has been intentionally left blank.)


                                                                   THE CRM FUNDS

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2000
================================================================================

                              SECURITY
        SHARES               DESCRIPTION                       VALUE
        ------   -----------------------------------      --------------
COMMON STOCK (91.7%)
AIR TRANSPORTATION SCHEDULED (0.5%)
        28,400  Atlantic Coast Airlines
                    Holdings, Inc.* ................       $    1,160,850
                                                           --------------
AMUSEMENT & RECREATION (3.0%)
       708,200  Trans World Entertainment Corp.* ...            6,329,538
                                                           --------------
COMMUNICATION & BROADCASTING (1.1%)
        79,100  Emmis Communications Corp.,
                   Class A* ........................            2,269,181
           700  Meredith Corp. .....................               22,531
                                                           --------------
                                                                2,291,712
                                                           --------------
COMPUTERS & OFFICE EQUIPMENT (1.8%)
       249,800  Xircom, Inc.* ......................            3,871,900
                                                           --------------
COMPUTER SERVICES (3.1%)
       433,600  Perot Systems Corp.* ...............            3,983,700
       204,500  Systems & Computer
                   Technology Corp.* ...............            2,517,906
                                                           --------------
                                                                6,501,606
                                                           --------------
ELECTRIC, GAS & WATER UTILITIES (3.4%)
       291,600  Western Resources, Inc. ............            7,235,325
                                                           --------------
ELECTRONIC COMPONENTS (3.0%)
ELECTRONIC COMPONENTS (0.6%)
        86,750  Artesyn Technologies, Inc.* ........            1,377,156
                                                           --------------
ELECTRONIC CONNECTORS (2.4%)
       307,300  Thomas & Betts Corp. ...............            4,974,419
                                                           --------------
                                                                6,351,575
                                                           --------------
ELECTRONIC TECHNOLOGY (1.0%)
        50,300  Zebra Technologies Corp.
                   Class A* ........................            2,052,083
                                                           --------------
FINANCE & INSURANCE (13.4%)
INSURANCE CARRIERS (1.3%)
        38,600  Everest Re Group, Ltd. .............            2,764,725
                                                           --------------
INVESTMENT ADVICE (1.5%)
        34,600  Affiliated Managers Group, Inc.* ...            1,898,675
        47,100  W.P. Stewart & Co., Ltd.* ..........            1,224,600
                                                           --------------
                                                                3,123,275
                                                           --------------
LEASING (4.0%)
       169,400  GATX Corp. .........................            8,448,825
                                                           --------------
SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED (2.5%)
       200,200  Richmond County Financial Corp. ....            5,230,225
                                                           --------------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (2.8%)
       124,900  AmeriCredit Corp.* .................            3,403,525
       420,700  Bay View Capital Corp. .............            2,629,375
                                                           --------------
                                                                6,032,900
                                                           --------------
STATE & NATIONAL BANKS (0.7%)
        80,000  Community First Bankshares, Inc. ...            1,510,000
                                                           --------------
SURETY INSURANCE (0.6%)
        38,700  Triad Guaranty, Inc.* ..............            1,281,937
                                                           --------------
                                                               28,391,887
                                                           --------------
FOOD AND BEVERAGE (1.0%)
        85,961  ConAgra Foods, Inc. ................            2,234,986
                                                           --------------
HOSPITAL & MEDICAL SERVICE PLANS (2.4%)
       109,300  First Health Group Corp.* ..........            5,089,281
                                                           --------------
HOTELS, OTHER LODGING PLACES (2.8%)
       509,900   Prime Hospitality Corp.* ..........            5,927,588
                                                           --------------
MANUFACTURING (21.2%)
AUTOMOTIVE PARTS-EQUIPMENT (1.3%)
       106,700  Lear Corp.* ........................            2,647,494
                                                           --------------

CHEMICALS-SPECIALTY (0.8%)
       273,100  Methanex Corp.* ....................            1,758,081
                                                           --------------
CONSUMER PRODUCTS (2.2%)
       354,200  Central Garden & Pet Co.* ..........            2,435,125
       238,400  Playtex Products, Inc.* ............            2,294,600
                                                           --------------
                                                                4,729,725
                                                           --------------
DIVERSIFIED-MANUFACTURING INDUSTRIES (0.0%)
        49,600  Mascotech, Inc. Escrow .............                    0
                                                           --------------
ELECTRICAL EQUIPMENT (0.9%)
        74,300  EMCOR Group, Inc.* .................            1,894,650
                                                           --------------
GENERAL CONSTRUCTION-SINGLE HOMES (2.7%)
       229,243  D.R. Horton, Inc. ..................            5,602,126
                                                           --------------
MACHINE TOOLS (1.9%)
       139,200  Kennametal, Inc. ...................            4,054,200
                                                           --------------
MACHINERY & HEAVY EQUIPMENT (1.8%)
       234,600  Terex Corp. ........................            3,797,588
                                                           --------------

* Non-income producing security.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2000
================================================================================

                              SECURITY
        SHARES               DESCRIPTION                       VALUE
        ------   -----------------------------------      --------------
MANUFACTURING (CONTINUED)
PRECISION INSTRUMENTS & MEDICAL SUPPLIES (1.9%)
       231,300  Edwards Lifesciences Corp.* ........       $    4,105,575
                                                           --------------
SEMICONDUCTOR & RELATED DEVICES (2.0%)
       153,900  Photronics, Inc.* ..................            3,607,031
       151,900  Trident Microsystems, Inc.* ........              683,550
                                                           --------------
                                                                4,290,581
                                                           --------------
TRANSPORTATION EQUIPMENT (5.7%)
       242,400  EGL, Inc.* .........................            5,802,450
       548,600  Visteon Corp. ......................            6,308,900
                                                           --------------
                                                               12,111,350
                                                           --------------
                                                               44,991,370
                                                           --------------
OIL & GAS (4.5%)
CRUDE PETROLEUM & NATURAL GAS (3.3%)
     1,369,500  Gulf Canada Resources, Ltd. ........            6,933,094
                                                           --------------

OIL & GAS EXPLORATION (1.2%)
       149,200  Nuevo Energy Co.* ..................            2,583,025
                                                           --------------
                                                                9,516,119
                                                           --------------
REAL ESTATE INVESTMENT TRUSTS (4.1%)
     1,528,200  Ventas, Inc. .......................            8,596,125
                                                           --------------
RETAIL APPAREL & ACCESSORY STORES (10.2%)
       154,900  AnnTaylor Stores Corp.* ............            3,862,819
       279,500  Children's Place Retail Stores, Inc.*           5,659,875
       116,800  Coach, Inc.* .......................            3,358,000
       149,700  Quiksilver, Inc.* ..................            2,900,438
       407,400  Tommy Hilfiger Corp.* ..............            3,997,612
       305,200  United Retail Group, Inc.* .........            1,831,200
                                                           --------------
                                                               21,609,944
                                                           --------------
SERVICES (13.5%)
ADVERTISING (4.1%)
       359,200  R.H. Donnelley Corp.* ..............            8,733,050
                                                           --------------
BUSINESS SERVICES (7.0%)
       106,400  Acxiom Corp.* ......................            4,142,950
       265,850  American Management
                  Systems, Inc.* ...................            5,267,153
        83,200  ChoicePoint, Inc.* .................            5,454,800
                                                           --------------
                                                               14,864,903
                                                           --------------
MEDICAL & HEALTH SERVICES (0.1%)
       167,100  QuadraMed Corp.* ...................              135,769
                                                           --------------
SANITARY SERVICES (2.0%)
       490,693  Casella Waste Systems, Inc.*.......             4,262,895
                                                           --------------
TRANSPORTATION SERVICES (0.3%)
        21,600  Avis Group Holdings, Inc.* .........              703,350
                                                           --------------
                                                               28,699,967
                                                           --------------
TRANSPORTATION (1.7%)
RAILROAD (1.7%)
       456,000  RailAmerica, Inc.* .................            3,576,750
                                                           --------------
TOTAL COMMON STOCK
   (COST $172,213,455) .............................          194,428,606
                                                           --------------
SHORT-TERM INVESTMENTS (3.6%)
     7,639,391  Sansom Street Fund -
                Money Market Portfolio
                (COST $7,639,391) ..................            7,639,391
                                                           --------------
      PAR
--------------
U.S. AGENCY OBLIGATIONS (3.3%)
    $2,000,000  Federal National Mortgage
                Association, 6.28%, 01/18/01 .......            1,993,371
     2,000,000  Federal National Mortgage
                Association, 6.13%, 01/04/01 .......            1,998,297
     3,000,000  Federal National Mortgage
                Association, 5.71%, 01/11/01 .......            2,980,747
                                                           --------------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $6,972,415) ...............................            6,972,415
                                                           --------------
U.S. TREASURY BILLS (1.4%)
     3,000,000  U.S. Treasury Bills, 5.71%, 01/11/01            2,994,290
                                                           --------------
TOTAL U.S. TREASURY BILLS
   (COST $2,994,290) ...............................            2,994,290
                                                           --------------

TOTAL INVESTMENT (100.0%)
   (COST $189,819,551) .............................         $212,034,702
                                                           ==============

*  Non-income producing security.
+ The cost for Federal income tax purposes was $189,819,551. At December 31, 2000, net unrealized appreciation was $22,215,151. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $40,123,932, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $17,908,781.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2000
================================================================================

                              SECURITY
        SHARES               DESCRIPTION                       VALUE
        ------   -----------------------------------      --------------
COMMON STOCK (87.9%)
AEROSPACE AND DEFENSE (7.3%)
AEROSPACE (5.3%)
        51,700  Embraer-Empressa Brasileira ADR* ...       $    2,055,075
                                                           --------------
DEFENSE (2.0%)
        10,400  L-3 Communications Holdings, Inc.*..              800,800
                                                           --------------
                                                                2,855,875
                                                           --------------
COMMUNICATION & BROADCASTING (1.7%)
        11,920  Liberty Livewire Corp. Class A* ....               91,635
         9,200  Scripps, (E.W.) Co., Class A .......              578,450
                                                           --------------
                                                                  670,085
                                                           --------------
ELECTRIC GAS, & WATER UTILITIES (9.1%)
        15,100  Cinergy Corp. ......................              530,388
         6,200  Duke Energy Corp. ..................              528,550
        25,600  Exelon Corp. .......................            1,797,376
        21,700  NiSource, Inc. .....................              667,275
           500  Western Resources, Inc. ............               12,406
                                                           --------------
                                                                3,535,995
                                                           --------------
ENERGY SOURCES (9.5%)
OIL & GAS-EXPLORATION & PRODUCTION (4.5%)
        22,500  Alberta Energy Co., Ltd. ...........            1,085,625
        13,200  Burlington Resources, Inc. .........              666,600
                                                           --------------
                                                                1,752,225
                                                           --------------
PIPE LINES (5.0%)
         6,800  Coastal Corp. ......................              600,525
        13,000  Dynegy, Inc. (A Shares) ............              728,812
        12,100  Kinder Morgan, Inc. ................              631,469
                                                           --------------
                                                                1,960,806
                                                           --------------
                                                                3,713,031
                                                           --------------
FINANCE & INSURANCE (17.5%)
INSURANCE CARRIERS (10.9%)
        13,800  ACE Ltd. ...........................              585,637
         6,450  Ambac Financial Group, Inc. ........              376,116
        35,000  Aon Corp. ..........................            1,198,750
         4,800  Chubb Corp. ........................              415,200
         6,300  Everest Re Group, Ltd. .............              451,237
         9,500  Hartford Financial Services
                   Group, Inc. .....................              670,938
         5,200  Transatlantic Holdings, Inc. .......              550,550
                                                           --------------
                                                                4,248,428
                                                           --------------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (4.5%)
        28,850  Charter One Financial, Inc. ........              833,044
        17,300  Washington Mutual, Inc. ............              917,981
                                                           --------------
                                                                1,751,025
                                                           --------------
STATE & NATIONAL BANKS (2.1%)
        33,300  North Fork Bancorporation, Inc. ....              817,931
                                                           --------------
                                                                6,817,384
                                                           --------------
HEALTHCARE (5.7%)
        20,000  IMS Health, Inc.* ..................              540,000
        54,000  Caremark Rx, Inc.* .................              732,375
        14,500  Edwards Lifesciences Corp.* ........              257,375
         5,900  Wellpoint Health Networks, Inc.* ...              679,975
                                                           --------------
                                                                2,209,725
                                                           --------------
MANUFACTURING (18.0%)
BUILDING MATERIALS & COMPONENTS (1.4%)
        21,900  Masco Corp. ........................              562,556
                                                           --------------
CHEMICAL & ALLIED PRODUCTS (2.3%)
        21,600  Air Products & Chemicals, Inc. .....              885,600
                                                           --------------
CONSUMER PRODUCTS (1.4%)
        18,800  Fortune Brands, Inc. ...............              564,000
                                                           --------------
ELECTRONICS (9.1%)
        32,400  Amphenol Corp. Class A* ............            1,269,675
        32,800  Anixter International, Inc.* .......              709,300
        12,600  Artesyn Technologies, Inc.* ........              200,025
        15,300  APW Ltd.* ..........................              516,375
        17,900  Molex, Inc. Class A ................              455,331
        25,200  Thomas & Betts Corp. ...............              407,925
                                                           --------------
                                                                3,558,631
                                                           --------------
FOOD & BEVERAGE (2.1%)
        19,400  Keebler Foods Co. ..................              803,888
                                                           --------------
LABORATORY ANALYTICAL INSTRUMENTS (1.7%)
        10,400  Millipore Corp. ....................              655,200
                                                           --------------
                                                                7,029,875
                                                           --------------
MINING (4.7%)
COAL (4.7%)
        60,200  CONSOL Energy, Inc. ................            1,681,838
        11,700  Arch Coal, Inc. ....................              165,262
                                                           --------------
                                                                1,847,100
                                                           --------------


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2000
================================================================================

                              SECURITY
        SHARES               DESCRIPTION                       VALUE
        ------   -----------------------------------      --------------
SERVICES (11.2%)
BUSINESS SERVICES (3.7%)
        23,200  Acxiom Corp.* ......................       $      903,350
        16,100  Pitney Bowes, Inc. .................              533,312
                                                           --------------
                                                                1,436,662
                                                           --------------
PRINTING & PUBLISHING (7.5%)
        17,800  Harcourt General, Inc. .............            1,018,160
        17,100  Houghton Mifflin Co. ...............              793,013
        19,400  McGraw-Hill Cos., Inc. .............            1,137,325
                                                           --------------
                                                                2,948,498
                                                           --------------
                                                                4,385,160
                                                           --------------
WHOLESALE & RETAIL TRADE (3.2%)
RETAIL BUILDING MATERIAL (0.9%)
         8,200  Lowe's Companies, Inc. .............              364,900
RETAIL-DEPARTMENT STORES (2.3%)
        25,500  Federated Department
                   Stores, Inc.* ...................              892,500
                                                           --------------
                                                                1,257,400
                                                           --------------
TOTAL COMMON STOCK
   (COST $27,312,609) ..............................           34,321,630
                                                           --------------
SHORT-TERM INVESTMENTS (9.1%)
     1,771,766  Sansom Street Fund -
                   Money Market Portfolio ..........            1,771,766
     1,771,766  Temp Cash Fund -
                   Dollar Series ...................            1,771,766
                                                           --------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $3,543,532) ...............................            3,543,532
                                                           --------------
CORPORATE BONDS (0.5%)
MANUFACTURING (0.5%)
      $300,000  Owens Illinois, Inc., 7.85%, 5/15/04              180,000
                                                           --------------
TOTAL CORPORATE BONDS
   (COST $209,715) .................................              180,000
                                                           --------------
U.S. AGENCY OBLIGATIONS (2.5%)
       500,000  Federal National Mortgage
                   Association Discount Notes,
                   6.13%, 01/04/01 .................              499,575
       500,000  Federal National Mortgage
                   Association Discount Notes,
                   6.08%, 02/06/01 .................              496,791
                                                           --------------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $996,366) .................................              996,366
                                                           --------------
TOTAL INVESTMENTS (100.0%)
   (COST $32,062,222) ..............................          $39,041,528
                                                           ==============

* Non-income producing security.
+ The cost for Federal income tax purposes was $32,062,222. At December 31,
  2000, net unrealized appreciation was $6,979,306. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,518,427, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $539,121.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2000
================================================================================

                              SECURITY
        SHARES               DESCRIPTION                       VALUE
        ------   -----------------------------------      --------------
COMMON STOCK (91.1%)
AEROSPACE & DEFENSE (2.5%)
        15,400  L-3 Communications
                   Holdings, Inc.* .................         $  1,185,800
        11,100  Northrop Grumman Corp. .............              921,300
                                                           --------------
                                                                2,107,100
                                                           --------------
COMMUNICATION & BROADCASTING (6.4%)
        39,700  AT & T Corp. .......................              687,306
         9,400  Cablevision Systems Corp.
                   (A Shares)* .....................              798,413
        20,400  Comcast Corp (A Shares)* ...........              851,700
        17,300  SBC Communications, Inc. ...........              826,075
        30,940  Verizon Communications .............            1,550,868
        46,900  WorldCom, Inc.* ....................              656,600
                                                           --------------
                                                                5,370,962
                                                           --------------
COMPUTER SERVICES (3.5%)
        39,800  Ceridian Corp. .....................              793,513
        14,100  First Data Corp. ...................              742,894
        52,100  IMS Health, Inc.* ..................            1,406,700
                                                           --------------
                                                                2,943,107
                                                           --------------
ELECTRIC, GAS & WATER UTILITIES (8.3%)
        10,700  Coastal Corp. ......................              944,944
        14,900  Duke Energy Corp. ..................            1,270,225
        34,000  Exelon Corp. .......................            2,387,140
        47,500  PG & E Corp. .......................              950,000
        28,500  Public Service Enterprise
                   Group, Inc. .....................            1,385,812
                                                           --------------
                                                                6,938,121
                                                           --------------
FINANCE & INSURANCE (21.2%)
FINANCIAL SERVICES (3.2%)
        32,542  Citigroup, Inc. ....................            1,661,676
         8,500  Marsh & McLennan Cos., Inc. ........              994,500
                                                           --------------
                                                                2,656,176
                                                           --------------
INSURANCE CARRIERS (8.8%)
        27,400  ACE Ltd. ...........................            1,162,787
        20,400  American International
                   Group, Inc. .....................            2,010,675
        50,000  AON Corp. ..........................            1,712,500
        23,100  Hartford Financial Services
                   Group, Inc. .....................            1,631,437
        11,100  Jefferson-Pilot Corp. ..............              829,725
                                                           --------------
                                                                7,347,124
                                                           --------------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS
(6.6%)
         9,900  Fannie Mae .........................              858,825
        19,500  Freddie Mac ........................            1,343,062
        13,400  Golden West Financial Corp. ........              904,500
        45,100  Washington Mutual, Inc. ............            2,393,119
                                                           --------------
                                                                5,499,506
                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS & SERVICES
(2.6%)
        24,255  Bear Stearns Cos., Inc. ............            1,229,425
        13,600  Merrill Lynch & Co., Inc. ..........              927,350
                                                           --------------
                                                                2,156,775
                                                           --------------
                                                               17,659,581
                                                           --------------
MANUFACTURING (18.6%)
ADHESIVES & SEALANTS (1.0%)
        15,600  Avery Dennison Corp. ...............              856,050
                                                           --------------
CHEMICAL & ALLIED PRODUCTS (2.4%)
        25,800  Dow Chemical Co. ...................              944,925
        28,300  Rohm & Haas Co. ....................            1,027,644
                                                           --------------
                                                                1,972,569
                                                           --------------
CONSUMER PRODUCTS (4.1%)
        65,600  Fortune Brands, Inc. ...............            1,968,000
        31,200  General Electric Co. ...............            1,495,650
                                                           --------------
                                                                3,463,650
                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.0%)
        19,600  Alcoa, Inc. ........................              656,600
         8,200  Minnesota Mining &
                   Manufacturing Co. ...............              988,100
                                                           --------------
                                                                1,644,700
                                                           --------------


* Non-income producing security.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2000
================================================================================

                              SECURITY
        SHARES               DESCRIPTION                       VALUE
        ------   -----------------------------------      --------------
MANUFACTURING (CONTINUED)
PHARMACEUTICAL PREPARATIONS (3.1%)
        18,000  Abbott Laboratories ................        $     871,875
        12,200  American Home Products Corp. .......              775,310
         9,800  Merck & Co., Inc. ..................              917,525
                                                           --------------
                                                                2,564,710
                                                           --------------
PLUMBING FIXTURES & HEATING EQUIPMENT (2.1%)
        70,200  Masco Corp. ........................            1,803,263
                                                           --------------
PRECISION INSTRUMENTS & MEDICAL SUPPLIES (0.9%)
        16,100  C.R. Bard, Inc. ....................              749,656
                                                           --------------
SEMICONDUCTORS (1.2%)
        17,000  Intel Corp. ........................              511,062
        13,100  Micron Technology, Inc. ............              465,050
                                                           --------------
                                                                  976,112
                                                           --------------
TOBACCO (1.8%)
        34,300  Philip Morris Cos., Inc. ...........            1,509,200
                                                           --------------
                                                               15,539,910
                                                           --------------
OIL & GAS (6.2%)
        19,600  Alberta Energy Co. .................              945,700
        11,100  Anadarko Petroleum Corp. ...........              788,988
        13,800  Burlington Resources, Inc. .........              696,900
        14,200  Enron Corp. ........................            1,180,375
        17,686  Exxon Mobil Corp. ..................            1,537,577
                                                           --------------
                                                                5,149,540
                                                           --------------
SERVICES (10.1%)
AMUSEMENT & RECREATIONAL SERVICES (1.8%)
        51,900  Walt Disney Co. ....................            1,501,856
                                                           --------------
PRINTING & PUBLISHING (6.9%)
        13,100  Gannett Co., Inc. ..................              826,119
        35,500  Harcourt General, Inc. .............            2,030,600
        24,700  McGraw-Hill Cos., Inc. .............            1,448,038
        49,300  News Corp., Ltd., ADR (A Shares) ...            1,432,781
                                                           --------------
                                                                5,737,538
                                                           --------------
HOTELS, OTHER LODGING PLACES (1.4%)
        33,200  Starwood Hotels & Resorts
                   Worldwide, Inc. .................            1,170,300
                                                           --------------
                                                                8,409,694
                                                           --------------
TECHNOLOGY (6.3%)
COMPUTERS & OFFICE EQUIPMENT (2.5%)
        38,700  Compaq Computer Corp. ..............              582,435
        21,700  Hewlett-Packard Co. ................              684,906
         9,600  International Business
                   Machines Corp. ..................              816,000
                                                           --------------
                                                                2,083,341
                                                           --------------
ELECTRONICS (1.1%)
        16,300  Agilent Technologies, Inc.* ........              892,425
                                                           --------------
TELECOMMUNICATIONS EQUIPMENT (2.7%)
        44,400  Ericsson (LM) ADR ..................              496,725
        23,400  General Motors Corp. (H Shares) ....              538,200
        49,500  Lucent Technolgies, Inc. ...........              668,250
        29,300  Motorola, Inc. .....................              593,325
                                                           --------------
                                                                2,296,500
                                                           --------------
                                                                5,272,266
                                                           --------------
TRANSPORTATION (1.1%)
        22,600  AMR Corp. ..........................              885,637
                                                           --------------
WHOLESALE & RETAIL TRADE (6.9%)
RETAIL APPAREL & ACCESSORY STORES (1.2%)
        38,100  Gap, Inc. ..........................              971,550
                                                           --------------
RETAIL DEPARTMENT STORES (1.1%)
        28,100  Target Corp. .......................              906,225
                                                           --------------
RETAIL EATING & DRINKING PLACES (2.0%)
        26,900  McDonald's Corp. ...................              914,600
        22,700  Tricon Global Restaurants, Inc. ....              749,100
                                                           --------------
                                                                1,663,700
                                                           --------------
RETAIL-FAMILY CLOTHING STORES (1.2%)
        29,900  Federated Department Stores, Inc.* .            1,046,500
                                                           --------------
RETAIL FOOD STORES (1.4%)
        19,100  Safeway, Inc.* .....................            1,193,750
                                                           --------------
                                                                5,781,725
                                                           --------------
TOTAL COMMON STOCK
   (COST $61,065,839) ..............................           76,057,643
                                                           --------------


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2000
================================================================================

                              SECURITY
        SHARES               DESCRIPTION                       VALUE
        ------   -----------------------------------      --------------
SHORT-TERM INVESTMENTS (4.7%)
     3,904,885  Sansom Street Fund -
                   Money Market Portfolio
                   (COST $3,904,885) ...............       $    3,904,885
                                                           --------------
      PAR
--------------
U.S. AGENCY OBLIGATIONS  (2.4%)
    $1,000,000  Federal National Mortgage
                   Association, 6.13%,
                   01/04/2001 ......................              999,149
     1,000,000  Federal National Mortgage
                   Association, 6.08%,
                   02/06/2001 ......................              993,582
                                                           --------------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $1,992,731) ...............................            1,992,731
                                                           --------------
U.S. TREASURY BILLS (1.8%)
     1,500,000  U.S. Treasury Bills, 5.71%,
                   01/11/2001 (COST $1,497,145) ....            1,497,145
                                                           --------------
TOTAL INVESTMENTS (100%)
   (COST $68,460,600) ..............................       $   83,452,404
                                                           ==============

* Non-income producing security.
+ The cost for Federal income tax purposes was $68,460,600. At December 31,
  2000, net unrealized appreciation was $14,991,804. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $16,698,884, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,707,080.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2000
================================================================================

                                                                  SMALL CAP            MID CAP           LARGE CAP
                                                                 VALUE SERIES       VALUE SERIES       VALUE SERIES
                                                                 ------------       ------------       ------------
ASSETS
        Investments
            Investments, at cost .............................   $189,819,551        $32,062,222        $68,460,600
            Net unrealized appreciation ......................     22,215,151          6,979,306         14,991,804
                                                                 ------------       ------------       ------------
        Total investments, at value ..........................    212,034,702         39,041,528         83,452,404
        Cash .................................................             --            295,922                 --
        Receivable for securities sold .......................      1,518,389             92,603                 --
        Receivable for Contributions .........................             --                 --            158,000
        Interest and dividends receivable ....................        667,544             28,599             92,449
                                                                 ------------       ------------       ------------
Total assets .................................................    214,220,635         39,458,652         83,702,853
                                                                 ------------       ------------       ------------

LIABILITIES
        Payable for securities purchased .....................        269,136          4,118,078                 --
        Payable for Withdrawls ...............................             --                 --             48,000
        Accrued management fee ...............................        120,001             17,508             34,909
        Accrued expenses and other liabilites ................         22,731             12,975             20,381
                                                                 ------------       ------------       ------------
Total liabilities ............................................        411,868          4,148,561            103,290
                                                                 ------------       ------------       ------------
NET ASSETS ...................................................   $213,808,767        $35,310,091        $83,599,563
                                                                 ============       ============       ============


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2000
================================================================================

                                                                  SMALL CAP            MID CAP           LARGE CAP
                                                                 VALUE SERIES       VALUE SERIES       VALUE SERIES
                                                                 ------------       ------------       ------------
INVESTMENT INCOME
        Dividends ............................................   $  1,987,969        $   153,679        $   506,376
        Interest .............................................        361,822             54,359            198,091
                                                                 ------------       ------------       ------------
Total investment income ......................................      2,349,791            208,038            704,467
                                                                 ------------       ------------       ------------

EXPENSES
        Investment advisory fees .............................        712,163             86,794            210,245
        Administration fees ..................................         94,955             11,573             38,226
        Professional services ................................         13,321              7,222             10,957
        Accounting services ..................................          6,295              2,007              3,470
        Custody fees .........................................         23,263             10,033             10,462
        Trustee fees and expenses ............................          2,604              2,604              3,651
        Miscellaneous ........................................          1,584                396              1,837
                                                                 ------------       ------------       ------------
Total expenses ...............................................        854,185            120,629            278,848
                                                                 ------------       ------------       ------------
NET INVESTMENT INCOME ........................................      1,495,606             87,409            425,619
                                                                 ------------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS
        Net realized gain (loss) from investments ............      8,756,491            995,597           (596,975)
        Net change in unrealized appreciation of investments .     16,166,592          5,514,894          6,895,750
                                                                 ------------       ------------       ------------
Net realized and unrealized gain on investments ..............     24,923,083          6,510,491          6,298,775
                                                                 ------------       ------------       ------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..............................    $26,418,689         $6,597,900         $6,724,394
                                                                 ============       ============       ============


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                          SMALL CAP          SMALL CAP
                                                                                         VALUE SERIES      VALUE SERIES
                                                                                         ------------      ------------
                                                                                          SIX-MONTH
                                                                                        PERIOD ENDED
                                                                                         DECEMBER 31,      PERIOD ENDED
                                                                                             2000             JUNE 30,
                                                                                          (UNAUDITED)          2000(a)
                                                                                         ------------      ------------
NET ASSETS--BEGINNING OF PERIOD ................................................         $173,997,386      $         --
                                                                                         ------------      ------------
OPERATIONS
     Net investment income (loss) ..............................................            1,495,606          (356,956)
     Net realized gain from investments ........................................            8,756,491        22,488,958
     Net change in unrealized appreciation of investments ......................           16,166,593         8,071,152
                                                                                         ------------      ------------
     Net increase in net assests resulting
        from operations ........................................................           26,418,689        30,203,154
                                                                                         ------------      ------------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions .............................................................           31,056,050       188,418,042
     Withdrawals ...............................................................          (17,663,359)      (44,623,810)
                                                                                         ------------      ------------
        Net increase in net assets from transaction
           in beneficial interests .............................................           13,392,691       143,794,232
                                                                                         ------------      ------------
        Total increase in net assets ...........................................           39,811,380       173,997,386
                                                                                         ------------      ------------
NET ASSETS--END OF PERIOD ......................................................         $213,808,767      $173,997,386
                                                                                         ============      ============


(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                           MID CAP             MID CAP
                                                                                         VALUE SERIES      VALUE SERIES
                                                                                         ------------      ------------
                                                                                          SIX-MONTH
                                                                                        PERIOD ENDED
                                                                                         DECEMBER 31,      PERIOD ENDED
                                                                                             2000             JUNE 30,
                                                                                          (UNAUDITED)          2000(a)
                                                                                         ------------      ------------
NET ASSETS--BEGINNING OF PERIOD ................................................          $18,550,860       $        --
                                                                                          -----------       -----------
OPERATIONS
     Net investment income (loss) ..............................................               87,409            43,035
     Net realized gain from investments ........................................              995,597         1,818,721
     Net change in unrealized appreciation of investments ......................            5,514,894         1,965,870
                                                                                          -----------       -----------
     Net increase in net assets resulting
        from operations ........................................................            6,597,900         3,827,626
                                                                                          -----------       -----------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions .............................................................           12,001,559        19,319,116
     Withdrawals ...............................................................           (1,840,228)       (4,595,882)
                                                                                          -----------       -----------
        Net increase in net assets resulting from transactions
           in beneficial interests .............................................           10,161,331        14,723,234
                                                                                          -----------       -----------
        Total increase in net assets ...........................................           16,759,231        18,550,860
                                                                                          -----------       -----------
NET ASSETS--END OF PERIOD ......................................................          $35,310,091       $18,550,860
                                                                                          ===========       ===========


(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                          LARGE CAP         LARGE CAP
                                                                                         VALUE SERIES      VALUE SERIES
                                                                                         ------------      ------------
                                                                                          SIX-MONTH
                                                                                        PERIOD ENDED
                                                                                         DECEMBER 31,      PERIOD ENDED
                                                                                             2000             JUNE 30,
                                                                                          (UNAUDITED)          2000(a)
                                                                                         ------------      ------------
NET ASSETS--BEGINNING OF PERIOD ................................................         $ 72,228,928      $         --
                                                                                         ------------      ------------
OPERATIONS
     Net investment income .....................................................              425,619           378,676
     Net realized gain (loss) from investments .................................             (596,975)        5,143,515
     Net change in unrealized appreciation of investments ......................            6,895,750         6,386,560
                                                                                         ------------      ------------
     Net increase in net assets resulting
        from operations ........................................................            6,724,394        11,908,751
                                                                                         ------------      ------------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions .............................................................            9,620,294        79,403,657
     Withdrawals ...............................................................           (4,974,053)      (19,083,480)
                                                                                         ------------      ------------
        Net increase in net assets resulting from transactions
           in beneficial interests .............................................            4,646,241        60,320,177
                                                                                         ------------      ------------
        Total increase in net assets ...........................................           11,370,635        72,228,928
                                                                                         ------------      ------------
NET ASSETS  END OF PERIOD ......................................................         $ 83,599,563      $ 72,228,928
                                                                                         ============      ============


(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE TRUST. Small Cap Value Series, Mid Cap Value Series and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the trust's Board of Trustees determines that this does not represent fair value.

     FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. For its services, the adviser receives a fee from Small Cap Value Series and Mid Cap Value Series as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of the Series. For its services to Large Cap Value Series, the advisor receives a fee as follows: .55% up to $1 billion; .50% of the next $1 billion; and .45% in excess of $2 billion of the average daily net assets of the Series.

     CRM has agreed to waive its fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of average daily net assets of each Series. These undertakings will remain in place until the Board of Trustees approves their termination.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     Wilmington Trust Company serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. INVESTMENT SECURITIES TRANSACTIONS. During the period ended December 31, 2000, purchases and sales of investment securities transactions (excluding short-term investments) are as follows:

                                                   SMALL CAP         MID CAP           LARGE CAP
                                                     VALUE            VALUE              VALUE
                                                    SERIES           SERIES             SERIES
                                                 ------------      -----------       -----------
   Purchases .................................   $110,542,905      $27,272,045       $47,186,994
   Sales .....................................    107,546,552       16,610,780        41,508,088

5.   FINANCIAL HIGHLIGHTS.

                                                  SMALL CAP                      MID CAP                        LARGE CAP
                                                 VALUE SERIES                  VALUE SERIES                    VALUE SERIES
                                        --------------------------------------------------------------------------------------------
                                         SIX-MONTH    FOR THE PERIOD    SIX-MONTH     FOR THE PERIOD    SIX-MONTH     FOR THE PERIOD
                                        PERIOD ENDED    NOVEMBER 1,    PERIOD ENDED     NOVEMBER 1,    PERIOD ENDED     NOVEMBER 1,
                                        DECEMBER 31,      2000(1)      DECEMBER 31,       2000(1)      DECEMBER 31,       2000(1)
                                           2000          THROUGH          2000           THROUGH          2000           THROUGH
                                        (UNAUDITED)   JUNE 30, 2000    (UNAUDITED)    JUNE 30, 2000    (UNAUDITED)    JUNE 30, 2000
                                        ------------  --------------   ------------   --------------   ------------   --------------
   Total Return** ....................    14.70%         19.70%          29.75%          37.80%           9.01%          18.70%
   Ratios to Average Net Assets:*
     Expenses ........................     0.90%          0.87%           1.04%           1.10%           0.73%           0.68%
     Net investment income (loss) ....     1.58%         (0.32)%          0.76%           0.52%           1.11%           0.82%
   Portfolio Turnover Rate** .........       60%            65%             73%            202%             59%            110%

(1) For the period November 1, 1999 (commencement of operations) through June 30, 2000.
*    Annualized.
**   Not annualized.

TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT AUDITORS
Ernst & Young LLP







INVESTOR INFORMATION: (800) CRM-2883
http://www.crmfunds.com





THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.



CRMINVA/R
--------------------------------------------------------------------------------

                                      CRM
                                     FUNDS


                                   SMALL CAP
                                   VALUE FUND

                                    MID CAP
                                   VALUE FUND

                                   LARGE CAP
                                   VALUE FUND


                                Investor Shares

                               SEMI-ANNUAL REPORT
                               December 31, 2000


                                   [GRAPHIC]